Convertible Notes, Second JDH Note (Details) $ in Thousands			12 Months Ended
	Mar. 10, 2022 USD ($)	Jan. 26, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) Adjustment	Dec. 31, 2020 USD ($)	Apr. 10, 2020 USD ($)
Convertible Notes [Abstract]
Prepayment of convertible notes			$ 10,000	$ 13,950	$ 0
Balance outstanding			235,603	218,551
Convertible notes			10,833	$ 7,573
Number of adjustments to adopt accounting standard | Adjustment				2
Additional paid-in capital			583,691	$ 597,723
Accumulated deficit			(361,994)	(353,249)
ASU 2020-06 [Member] | Cumulative Adjustment [Member]
Convertible Notes [Abstract]
Convertible notes				10,949
Additional paid-in capital				(21,165)
Accumulated deficit				(10,216)
Second JDH Note [Member]
Convertible Notes [Abstract]
Applicable Limit						$ 21,165
Accrued and unpaid interest					$ 1,326
Change in fair value of conversion option			323	$ 2,549
Prepayment of convertible notes	$ 5,000	$ 5,000
Balance outstanding			$ 11,165